Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
Note 21 - Fair Value of Financial Instruments

Determination of Fair Value

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures.  In accordance with the accounting standards for fair value measurements and disclosure, the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair value is best determined based upon quoted market prices.  However, in many instances, there are no quoted market prices for the Company's various financial instruments.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

The fair value guidance provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.  If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate.  In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment.  The fair value is a reasonable point within the range that is most representative of fair value under current market conditions.

In accordance with this guidance, the Company groups its financial assets and financial liabilities generally measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that are supported by little or no market activity for the asset or liability.  Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which determination of fair value requires significant management judgment or estimation.

Recurring Fair Value Changes

Following is a description of the valuation methodologies used for instruments measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Investment securities: The fair values of securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges or matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities.

Derivative instruments: Our derivative instruments consist of loan level swaps.  As such, significant fair value inputs can generally be verified and do not typically involve significant judgments by management.

Assets and liabilities measured at fair value on a recurring basis are summarized below as of December 31:

Fair Value Measurements at December 31, 2011 Using
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
($ in thousands)	Value	(Level 1)	(Level 2)	(Level 3)
Investment securities	$ 83,653	$ -	$ 80,115	$ 3,538
Derivative asset positions	301	-	301	-
Derivative liability positions	301	-	301	-

	Carrying	Fair Value Measurements at December 31, 2010 Using
($ in thousands)	Value	Level 1	Level 2	Level 3
Investment securities	$ 138,099	$ -	$ 134,223	$ 3,876
Derivative asset positions	136	-	136	-
Derivative liability positions	135	-	135	-

The level 3 securities include FHLB and FRB stock.  The change in 2011 was solely due to a partial redemption of FHLB stock.

Nonrecurring Fair Value Changes

Certain assets and liabilities are measured at fair value on a nonrecurring basis.  These instruments are not measured at fair value on an ongoing basis, but subject to fair value in certain circumstances, such as when there is evidence of impairment that may require write-downs.  The write-downs for the Company's more significant assets or liabilities measured on a nonrecurring basis are based on the lower of amortized or estimated fair value.

Impaired loans and OREO:  Impaired loans and OREO are evaluated and valued at the time the loan or OREO is identified as impaired, at the lower of cost or market value.  Market value is measured based on the value of the collateral securing these loans and is classified at a Level 3 in the fair value hierarchy.  Collateral for impaired loans may be real estate and/or business assets, including equipment, inventory and/or accounts receivable.  Its fair value is generally determined based on real estate appraisals or other independent evaluations by qualified professionals.  Impaired loans and OREO are reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly, based on the same factors identified above.  Impaired loans measured on a nonrecurring basis do not include pools of impaired loans.

Assets and liabilities with an impairment charge during the current year and measured at fair value on a nonrecurring basis are summarized below as of December 31:

		Carrying Values at December 31, 2011
($ in thousands)	Total	Level 1	Level 2	Level 3	Total gain (loss)
Impaired loans	$ 11,541	$ -	$ -	$ 11,541	$ (6,091)
OREO	7,323	-	-	7,323	(1,880)

		Carrying Values at December 31, 2010
($ in thousands)	Total	Level 1	Level 2	Level 3	Total gain (loss)
Impaired loans	$ 7,236	$ -	$ -	$ 7,236	$ (5,073)
OREO	5,423	-	-	5,423	(1,424)

Fair Value Disclosures

Accounting standards require the disclosure of the estimated fair value of financial instruments including those financial instruments for which the Company did not elect the fair value option.  The fair value represents management's best estimates based on a range of methodologies and assumptions.

Cash and federal funds sold, interest-bearing deposits in banks, accrued interest receivable, all non-maturity deposits, short-term borrowings, other borrowings, subordinated debt and accrued interest payable have carrying amounts which approximate fair value primarily because of the short repricing opportunities of these instruments.

Following is a description of the methods and assumptions used by the Company to estimate the fair value of its financial instruments:

Investment securities: Fair value is based upon quoted market prices, if available.  If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities.  Restricted equity securities are carried at cost because no market value is available.

Loans: The fair value is estimated for portfolios of loans with similar financial characteristics.  Loans are segregated by type, such as commercial, mortgage, and consumer loans.  The fair value of the loan portfolio is calculated by discounting contractual cash flows using estimated market discount rates which reflect the credit and interest rate risk inherent in the loan.  The estimated fair value of the Subsidiary Banks' off-balance sheet commitments is nominal since the committed rates approximate current rates offered for commitments with similar rate and maturity characteristics and since the estimated credit risk associated with such commitments is not significant.

Derivative instruments: The fair value of derivative instruments, consisting of interest rate contracts, is equal to the estimated amount that the Company would receive or pay to terminate the derivative instruments at the reporting date, taking into account current interest rates and the credit-worthiness of the counterparties.

Deposit liabilities: The fair value of time deposits is estimated using the discounted value of contractual cash flows based on current rates offered for deposits of similar remaining maturities.

FHLB advances:  The fair value is estimated using the discounted value of contractual cash flows based on current rates offered for debt of similar remaining maturities and/or termination values provided by the FHLB.

The carrying amounts and estimated fair values of the Company's financial instruments are as follows as of December 31:

	2011		2010
($ in thousands)		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Financial assets:
Cash and federal funds sold	$ 13,760	$ 13,760	$ 18,100	$ 18,100
Interest-bearing deposits	81,717	81,717	40,836	40,836
Securities available for sale	83,653	83,653	138,099	138,099
Loans, net of allowance for loan losses	737,761	727,714	806,212	800,785
Accrued interest receivable	3,103	3,103	3,789	3,789
Derivative asset positions	301	301	136	136

Financial liabilities:
Deposits	846,929	851,700	923,745	929,271
Short-term borrowings	14,384	14,384	15,075	15,075
Other borrowings	8,581	8,581	10,536	10,536
FHLB advances	16,653	17,393	17,658	18,214
Subordinated debt to nonconsolidated subsidiaries	10,310	10,310	10,310	10,310
Accrued interest payable	687	687	1,108	1,108
Derivative liability positions	301	301	135	135